UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2008

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		October 2, 2008
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	$230,181	(thousands)


List of Other Included Managers:

NONE



Winslow Asset Management, Inc.





13F HOLDINGS






30-Sep-08








Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$4,646.59
170,705
Sole
None
170,705
AMERICAN CAMPUS CMNTYS COM
024835100
$4,788.94
141,350
Sole
None
141,350
AMERICAN EXPRESS CO COM
025816109
$3,126.02
88,231
Sole
None
88,231
AMERICAN INTL GROUP INC COM
026874107
$95.76
28,758
Sole
None
28,758
AT&T INC COM
00206r102
$235.84
8,447
Sole
None
8,447
BAKBONE SOFTWARE INC COM
057101107
$56.84
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$1,477.18
24,400
Sole
None
24,400
BANK OF AMERICA CORP COM
060505104
$534.80
15,280
Sole
None
15,280
BIG LOTS INC COM
089302103
$2,927.49
105,192
Sole
None
105,192
BP PLC SPONSORED ADR
055622104
$679.40
13,542
Sole
None
13,542
BRINKER INTL INC COM
109641100
$1,608.01
89,883
Sole
None
89,883
BRISTOL-MYERS SQUIBB CO COM
110122108
$326.82
15,675
Sole
None
15,675
CAMDEN PPTY TR SH BEN INT
133131102
$1,514.34
33,021
Sole
None
33,021
CATERPILLAR INC DEL COM
149123101
$223.50
3,750
Sole
None
3,750
CEL-SCI CORP COM NEW
150837409
$4.00
10,000
Sole
None
10,000
CENTEX CORP COM
152312104
$2,283.15
140,935
Sole
None
140,935
CHEVRON CORP NEW COM
166764100
$2,139.70
25,942
Sole
None
25,942
CISCO SYS INC COM
17275R102
$3,489.78
154,689
Sole
None
154,689
COHEN & STEERS INC COM
19247A100
$6,021.97
212,565
Sole
None
212,565
COMCAST CORP COM CL A
20030N101
$6,560.56
334,211
Sole
None
334,211
DATATRAK INTL INC COM
238134100
$2.80
10,000
Sole
None
10,000
DUKE REALTY INVT INC COM NEW
264411505
$1,139.41
46,355
Sole
None
46,355
DWS INTL FD INC EMRG MKT
23337r502
$2,282.29
150,349
Sole
None
150,349
E MED FUTURE INC COM
26875d108
$0.67
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
$2,400.36
156,070
Sole
None
156,070
EOG RES INC COM
26875P101
$4,676.16
52,271
Sole
None
52,271
ESTEE LAUDER COS INC COM
518439104
$5,217.24
104,533
Sole
None
104,533
EXXON CORP COM
30231G102
$1,070.00
13,778
Sole
None
13,778
FEC RESOURCES INC COM
30246x108
$1.02
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$567.30
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$2,119.89
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$4,205.62
137,125
Sole
None
137,125
FRANKLIN RES INC COM
354613101
$3,470.74
39,382
Sole
None
39,382
GATX CORP COM
361448103
$4,980.68
125,870
Sole
None
125,870
GENCORP INC COM
368682100
$2,546.53
377,824
Sole
None
377,824
GENERAL ELEC CO COM
369604103
$3,339.51
130,961
Sole
None
130,961
HALLIBURTON CO COM
406216101
$5,695.13
175,830
Sole
None
175,830
HEWLETT PACKARD CO COM
428236103
$5,398.89
116,758
Sole
None
116,758
INTEL CORP COM
458140100
$4,797.03
256,115
Sole
None
256,115
INTERNATIONAL BUS MACH COM
459200101
$336.38
2,876
Sole
None
2,876
INTRAOP MED CORP COM
46118N101
$3.75
50,000
Sole
None
50,000
J P MORGAN CHASE & CO COM
46625H100
$1,542.83
33,037
Sole
None
33,037
JO-ANN STORES INC COM
47758P307
$4,099.81
195,415
Sole
None
195,415
JOHNSON & JOHNSON COM
478160104
$336.38
4,855
Sole
None
4,855
KAISER ALUMINUM CORP COM PAR $0.01
483007704
$3,002.42
69,905
Sole
None
69,905
KENNAMETAL INC COM
489170100
$2,881.50
106,250
Sole
None
106,250
KIMBERLY CLARK CORP COM
494368103
$253.91
3,916
Sole
None
3,916
LOEWS CORP COM
540424108
$2,576.01
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$3,500.38
81,140
Sole
None
81,140
LULULEMON ATHLETICA IN COM
550021109
$4,784.94
207,770
Sole
None
207,770
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$259.20
8,000
Sole
None
8,000
MENTOR CORP MINN COM
587188103
$3,311.53
138,790
Sole
None
138,790
MERCK & CO INC COM
589331107
$3,638.36
115,284
Sole
None
115,284
MICROSOFT CORP COM
594918104
$3,236.83
121,275
Sole
None
121,275
MOTOROLA
620076109
$1,915.06
268,215
Sole
None
268,215
NATIONAL SEMICONDUCTOR COM
637640103
$2,717.55
157,905
Sole
None
157,905
NEWFIELD EXPL CO COM
651290108
$3,367.46
105,266
Sole
None
105,266
NORDSON CORP COM
655663102
$6,059.24
123,381
Sole
None
123,381
NORDSTROM INC COM
655664100
$2,678.67
92,945
Sole
None
92,945
NORTHROP GRUMMAN CORP COM
666807102
$2,898.17
47,872
Sole
None
47,872
OMNITURE INC COM
68212s109
$2,118.10
115,365
Sole
None
115,365
OMNOVA SOLUTIONS INC COM
682129101
$1,560.28
784,060
Sole
None
784,060
ORACLE CORP COM
68389X105
$5,481.73
269,903
Sole
None
269,903
PETSMART INC COM
716768106
$2,965.69
120,020
Sole
None
120,020
PFIZER INC COM
717081103
$390.76
21,191
Sole
None
21,191
PHILIP MORRIS INTL INC COM
718172109
$358.10
7,445
Sole
None
7,445
PROCTER & GAMBLE CO COM
742718109
$487.06
6,989
Sole
None
6,989
PROGRESSIVE CORP OHIO COM
743315103
$2,889.79
166,080
Sole
None
166,080
QUANTA SVCS INC COM
74762e102
$5,279.24
195,455
Sole
None
195,455
SCHLUMBERGER LTD COM
806857108
$4,733.58
60,617
Sole
None
60,617
SCHWAB CHARLES CORP NEW COM
808513105
$6,430.06
247,310
Sole
None
247,310
SIMON PPTY GROUP NEW COM
828806109
$4,842.05
49,918
Sole
None
49,918
STERIS CORP COM
859152100
$5,264.47
140,087
Sole
None
140,087
TENET HEALTHCARE CORP COM
88033G100
$4,335.85
781,235
Sole
None
781,235
TERADYNE INC COM
880770102
$3,147.74
403,040
Sole
None
403,040
TETRA TECH INC NEW COM
88162G103
$7,553.95
313,963
Sole
None
313,963
TIME WARNER INC COM
887317105
$3,423.35
261,125
Sole
None
261,125
TRANSOCEAN INC COM
G90073100
$3,344.52
30,449
Sole
None
30,449
TRAVELERS COMPANIES COM
89417e109
$3,970.28
87,838
Sole
None
87,838
WALT DISNEY CO COM
254687106
$4,567.89
148,840
Sole
None
148,840
WEYERHAEUSER CO COM
962166104
$4,322.08
71,345
Sole
None
71,345
WINDSTREAM CORP COM
97381W104
$213.48
19,514
Sole
None
19,514
WYNDHAM WORLDWIDE CORP COM
98310W108
$2,448.98
155,887
Sole
None
155,887









$230,181.39






83